Trade and Other Receivables and Prepayments - Summary of Trade and Other Receivables and Prepayments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other current receivables [abstract]
Trade receivables	¥ 587,510	$ 90,299	¥ 438,751
Prepayments to raw material suppliers	206,179	31,689	123,765
Receivables from sales of scrap materials	62,996	9,682	77,496
Value-added tax and other taxes receivable	37,290	5,731	48,698
Income tax recoverable	4,138	636	5,069
Other receivables	2,049	315	2,077
Total	¥ 900,162	$ 138,352	¥ 695,856